Related Party Transactions (Details) - USD ($)	1 Months Ended		3 Months Ended	6 Months Ended		7 Months Ended
	Dec. 17, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)			$ 0.001	$ 0.001		$ 0.001	$ 0.001
Purchase of warrants (in Shares)			2,558,705	2,558,705
Additional borrowings			$ 17,800,000	$ 17,800,000
consulting fees				$ 100,000		$ 100,000
Blue Water Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)						9,195,000
Price per warrant (in Dollars per share)						$ 1.00
Proceeds received of private placement						$ 3,445,000
Private placement warrants, description				Each Private Placement Warrant is exercisable for one share of Class A Common Stock at a price of $11.50 per share.		Each Private Placement Warrant is exercisable for one share of Class A common stock at a price of $11.50 per share.
Working capital loans				$ 1,500,000
Business combination warrant price, per share (in Dollars per share)				$ 1.00		$ 1.00
Incurred expenses			30,000	$ 60,000
Related party due			$ 60,000	60,000
Working capital loans						$ 655,000
Blue Water Acquisition Corp [Member] | Sponsor [Member]
Related Party Transactions (Details) [Line Items]
Founder shares (in Shares)		1,437,500				1,437,500
Common stock, par value (in Dollars per share)						$ 0.0001
Proceeds received of private placement						$ 2,900,000
Payment of monthly rent				$ 10,000		$ 10,000
Fair value of price per warrant (in Dollars per share)						$ 0.849
Blue Water Acquisition Corp [Member] | Business Combination [Member]
Related Party Transactions (Details) [Line Items]
Initial business combination, description				In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $500,000, or $575,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension (each, an “Extension Loan”). Any such payments would be made in the form of a non-interest bearing, unsecured promissory note. Such notes would either be paid upon consummation of a Business Combination, or, at the relevant insiders’ discretion, converted upon consummation of a Business Combination into additional Private Warrants at a price of $1.00 per Private Placement Warrant.		In order to extend the time available for the Company to consummate a Business Combination, the Sponsor or its affiliates or designees must deposit into the Trust Account $500,000, or $575,000 if the underwriters’ over-allotment option is exercised in full ($0.10 per Public Share in either case), on or prior to the date of the applicable deadline, for each three-month extension (each, an “Extension Loan”). Any such payments would be made in the form of a non-interest bearing, unsecured promissory note. Such notes would either be paid upon consummation of a Business Combination, or, at the relevant insiders’ discretion, converted upon consummation of a Business Combination into additional Private Warrants at a price of $1.00 per Private Placement Warrant.
Working capital loans						$ 1,500,000
Founder Shares [Member] | Blue Water Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Aggregate price		$ 25,000				$ 25,000
Forfeiture of founder shares (in Shares)		187,500				187,500
Issued and outstanding, percentage		20.00%				20.00%
Aggregate of forfeited shares (in Shares)	187,500
Private Placement [Member] | Blue Water Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)			3,445,000	3,445,000		3,445,000
Price per warrant (in Dollars per share)			$ 1.00	$ 1.00		$ 1.00
Proceeds received of private placement				$ 3,400,000		$ 3,400,000
Initial Public Offering [Member] | Blue Water Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Purchase of warrants (in Shares)						5,750,000
Loan amount		$ 300,000			$ 300,000
Additional borrowings	$ 157,000
Private Placement Warrants [Member] | Blue Water Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Price per warrant (in Dollars per share)						$ 1.849
Class B Common Stock [Member] | Blue Water Acquisition Corp [Member]
Related Party Transactions (Details) [Line Items]
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001